Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 04, 2022
Entity Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 04, 2022
Document Effective Date	Oct. 05, 2022
Prospectus Date	Oct. 05, 2022
Capital Group Municipal Income ETF | Share Class
Prospectus:
Trading Symbol	CGMU
Capital Group U.S. Multi-Sector Income ETF | Share Class
Prospectus:
Trading Symbol	CGMS
Capital Group Short Duration Income ETF | Share Class
Prospectus:
Trading Symbol	CGSD